Results of operation - Selling, General and Administrative expenses (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and Development expenses
Staff costs	€ 10,026,000	€ 5,536,000	€ 21,550,000	€ 12,089,000
Total selling, general and administrative expenses	10,672,000	6,383,000	23,063,000	12,355,000
Increase (Decrease) in selling general and administrative expenses		€ 4,300,000		€ 10,700,000
Percentage increase (decrease) in selling, general and administrative expenses.		67.20%		86.70%
Selling, General and Administrative expenses
Research and Development expenses
Staff costs	6,326,000	€ 2,293,000	13,270,000	€ 4,876,000
Consulting and contractors' fees	2,639,000	2,659,000	5,845,000	4,223,000
Legal fees	217,000	105,000	479,000	582,000
Rent	124,000	179,000	230,000	344,000
Depreciation and amortization expense	356,000	311,000	719,000	589,000
IT	587,000	213,000	1,045,000	586,000
Travel	410,000	414,000	1,168,000	598,000
Insurance fees	108,000	139,000	221,000	261,000
other (adjustment)	(95,000)
Other		70,000	86,000	296,000
Total selling, general and administrative expenses	€ 10,672,000	€ 6,383,000	23,063,000	€ 12,355,000
Selling, General and Administrative expenses | Constructive obligation
Research and Development expenses
Consulting and contractors' fees			€ 390,000